As filed with the Securities and Exchange Commission on February 10, 1999.

                                             Registration No. 33-37498
                                                              811-2954

            ----------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

            ----------------------------------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
                                             ---            ---


                 Post-Effective Amendment No. 9              x
                                             ---            ---

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                        Amendment No. 7              x
                                      --             ---

            -----------------------------------------------------

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                           Cedar Rapids, Iowa 52499

                 Depositor's Telephone Number: (319) 297-8121


                            Frank A. Camp, Esquire
                          PFL Life Insurance Company
               4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                         1275 Pennsylvania Avenue N.W.
                          Washington, D.C. 20004-2404

Title of Securities Being Registered:
Fexible Premium Variable Annuity Policies



                     ------------------------------



It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----


        on May 1, 1998 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(i) of Rule 485
-----

  X     on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485
-----

        75 days after filing pursuant to paragraph (a)(ii)
-----

        on             pursuant to paragraph (a)(ii) of Rule 485
-----      -----------

If appropriate, check the following box:


                This post-effective amendment designates a new effective
        ---
date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                 PART A
                                 ------

Item of Form N-4                              Prospectus Caption
----------------                              ------------------

 1.  Cover Page....................    Cover Page

 2.  Definitions...................    Definitions

 3.  Synopsis......................    Summary; Historical Performance
                                       Data

 4.  Condensed Financial Information   Financial Statements

 5.  General
     (a) Depositor.................    PFL Life Insurance Company
     (b) Registrant................    The Variable Account
     (c) Portfolio Company.........    Variable Insurance
                                       Products Fund and
                                       Variable Insurance
                                       Products Fund II
     (d) Fund Prospectus...........    Variable Insurance
                                       Products Fund and
                                       Variable Insurance
                                       Products Fund II
     (e) Voting Rights.............    Voting Rights

 6.  Deductions and Expenses
     (a) General...................    Contract Charges
     (b) Sales Load %..............    N/A
     (c) Special Purchase Plan.....    N/A
     (d) Commissions...............    Distribution of Contracts
     (e) Expenses - Registrant.....    N/A
     (f) Fund Expenses.............    Variable Insurance Products
                                       Fund and Variable Insurance
                                       Products Fund II
     (g) Organizational Expenses...    N/A

 7.  Policies
     (a) Persons with Rights.......    The Policy; Election of Annuity
                                       Option; Determination of Annuity
                                       Payments; Annuity Commencement
                                       Date; Ownership of the Policy
                                       Voting Rights
     (b) (i)   Allocation of Premium
               Payments............    Allocation and Reallocation of Net
                                       Purchase Payments
         (ii)  Transfers...........    Allocation and Reallocation of Net
                                       Purchase Payments
         (iii) Exchanges...........    Exchange Privilege
     (c) Changes...................    Addition, Deletion or
                                       Substitution of Investments;
                                       Election of Annuity Option;
                                       Annuity Commencement Date;
                                       Beneficiary; Ownership of the
                                       Policy

     (d) Inquiries.................    Summary

 8.  Annuity Period................    Election of Annuity Options

 9.  Death Benefit.................    Death Benefit

10. Purchase and Policy Values
    (a)  Purchases.................    Purchase of the Contracts

    (b)  Valuation.................    Value of Accumulation Units

    (c)  Daily Calculation.........    Value of Accumulation Units
    (d)  Underwriter...............    Distribution of Contracts

1   Redemptions
    (a)  By Owners.................    Surrenders
         By Annuitant..............    N/A
    (b)  Texas ORP.................    N/A

    (c)  Check Delay...............    Surrenders
    (d)  Lapse.....................    N/A
    (e)  Free Look.................    Right to Return Contract

12. Taxes..........................    Federal Tax Matters


13. Legal Proceedings..............    Legal Proceedings

14. Table of Contents for the
    Statement of                       Statement of Additional
    Additional Information             Information

                                PART B
                                ------

Item of Form N-4                              Statement of Additional
----------------                                Information Caption
                                                -------------------
15. Cover Page.....................    Cover Page

16  Table of Contents..............    Table of Contents

17. General Information
    and History....................    (Prospectus) PFL Life Insurance
                                       Company

18. Services.......................
    (a)  Fees and Expenses
         of Registrant.............    N/A
    (b)  Management Policies.......    N/A
    (c)  Custodian.................    Custody of Assets
         Independent
         Auditors..................    Independent Auditors
    (d)  Assets of Registrant......    Custody of Assets

    (e)  Affiliated Person.........    N/A
    (f)  Principal Underwriter.....    Distribution of Contracts

19. Purchase of Securities
    Being Offered..................    Distribution of Contracts
    Offering Sales Load............    N/A

20. Underwriters...................    Distribution of the Contracts;
                                       (Prospectus) Distributor of the
                                       Contracts

21. Calculation of Performance
    Data...........................    Calculation of Yields and Total
                                       Returns; Other Performance Data

22. Annuity Payments...............    (Prospectus) Election of Annuity Option;
                                       (Prospectus) Determination of Annuity
                                       Payments

23. Financial Statements...........    Financial Statements

                        PART C -- OTHER INFORMATION
                        ---------------------------

Item of Form N-4                                Part C Caption
----------------                                --------------
24.  Financial Statements
     and Exhibits..................    Financial Statements and Exhibits
     (a)  Financial Statements.....    Financial Statements
     (b)  Exhibits.................    Exhibits

25.  Directors and Officers of         Directors and Officers of the
     the Depositor                     Depositor

26.  Persons Controlled By or Under    Persons Controlled By or Under
     Common Control with the           Common Control with the
     Depositor or Registrant.......    Depositor or Registrant

27.  Number of Policyowners........    Number of Policyowners

28.  Indemnification...............    Indemnification

29.  Principal Underwriters........    Principal Underwriters

30.  Location of Accounts..........
     and Records...................    Location of Accounts and Records

31.  Management Services...........    Management Services

32.  Undertakings..................    Undertakings

     Signature Page................    Signatures

______________________________

                                                            FIDELITY INCOME PLUS
                                                                  Issued Through
                                                               FIDELITY VARIABLE
                                                                 ANNUITY ACCOUNT
                                                                              by
                                                      PFL LIFE INSURANCE COMPANY

PROSPECTUS
MAY 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Fidelity Income Plus Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, IA, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. The SEC maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The individual variable annuity contract has thirteen mutual fund portfolios listed below. You can choose any combination of these investment choices.

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY:

VARIABLE INSURANCE PRODUCTS
FUND (VIP):
     VIP Money Market
     VIP High Income
     VIP Equity-Income
     VIP Growth
     VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
     VIP II Investment Grade Bond
     VIP II Asset Manager
     VIP II Asset Manager: Growth
     VIP II Index 500
VIP II Contrafund

VARIABLE INSURANCE PRODUCTS
FUND III (VIP III):
     VIP III Balanced
     VIP III Growth & Income
     VIP III Growth Opportunities

PLEASE NOTE THAT THE POLICIES AND
THE MUTUAL FUNDS:
 .  ARE NOT BANK DEPOSITS
 .  ARE NOT FEDERALLY INSURED
 .  ARE NOT ENDORSED BY ANY BANK
   OR GOVERNMENT AGENCY
 .  ARE NOT GUARANTEED TO ACHIEVE
   THEIR GOAL
 .  ARE SUBJECT TO RISKS,
   INCLUDING LOSS OF PREMIUM

TABLE OF CONTENTS                                                      PAGE

QUESTIONS AND ANSWERS
ABOUT THE CONTRACT...................................................

ANNUITY CONTRACT FEE TABLE...........................................

EXAMPLES.............................................................

FINANCIAL STATEMENTS.................................................

PFL LIFE INSURANCE COMPANY...........................................

THE FIDELITY VARIABLE ANNUITY ACCOUNT................................

THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE
PRODUCTS FUND II AND VARIABLE INSURANCE PRODUCTS FUND III ...........
  Performance........................................................
  Additions, Deletions, Substitutions
   of Investments....................................................

THE CONTRACTS .......................................................
  Purchase of the Contracts..........................................
  Allocation and Reallocation of
   Net Purchase Payments.............................................
  Value of Accumulation Units........................................
  Surrenders.........................................................
  Right to Return the Contract.......................................

CONTRACT CHARGES.....................................................
  Administrative Charge..............................................
  Charges for Mortality Risk.........................................
  Deductions for Taxes...............................................
  The Variable Insurance Products
   Fund, Variable Insurance Products Fund II, and Variable
   Insurance Product Fund III Expenses...............................

BENEFITS UNDER THE CONTRACT .........................................
  Death Benefit......................................................
  IRS Required Distributions.........................................

ANNUITY PAYMENTS ....................................................
  Annuity Commencement Date..........................................
  Election of Annuity Options........................................
  Annuity Options....................................................
  Determination of Annuity Payments..................................
  Adjustment of Annuity Payments.....................................

FEDERAL TAX MATTERS .................................................
  Introduction.......................................................
  Taxation of Annuities in General...................................
  Proposed Tax Legislation...........................................

GENERAL PROVISIONS ..................................................
  Ownership of the Contract..........................................
  Assignment.........................................................
  Beneficiary........................................................
  Amendments.........................................................
  Suspension of Payment..............................................
  Non-Participating..................................................
  Misstatement of Age or Sex.........................................

DISTRIBUTION OF CONTRACTS............................................

VOTING RIGHTS AND REPORTS............................................

YEAR 2000 MATTERS....................................................

LEGAL PROCEEDINGS....................................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........

APPENDIX A...........................................................
  Condensed Financial Information....................................

APPENDIX B...........................................................
  Glossary of Special Terms..........................................

QUESTIONS AND ANSWERS ABOUT THE CONTRACT

The following section contains brief questions and answers about the contract. Please read the remainder of this prospectus for more detailed information. "You" or "your" refers to the contract owner. "PFL," "we," "us" or "our" refers to the company. Words printed in italics in this prospectus are defined in the Glossary, found at Appendix B.

1.   WHAT IS THE PURPOSE OF THE CONTRACT?

The contract lets you accumulate funds on a tax-deferred basis and to receive annuity payments based on the investment experience of the assets underlying the contract. The contract may only be purchased on a non-tax-qualified basis for use with retirement plans and other long-term investment objectives. You can allocate net purchase payments to one or more subaccounts of the Fidelity Variable Annuity Account (the "variable account"). Each subaccount invests in a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III (the "funds"). Because, You bear the entire investment risk under this contract because variable annuity payments and contract values depend on the investment experience of the subaccounts that you choose. You could lose the amount that you invest.

2.   WHAT IS AN ANNUITY?

An annuity provides for periodic annuity payments (from us to you) beginning on the annuity commencement date. Fixed annuity payments remain the same throughout the payment period. Variable annuity payments vary in accordance with the investment experience of the subaccount that you select.

3.   WHAT INVESTMENTS SUPPORT THE CONTRACTS?

Your purchase payments are invested through the variable account exclusively in shares of the mutual fund portfolios advised by Fidelity Management & Research Company ("FMR"). The following thirteen portfolios are currently available under the contracts:

VARIABLE INSURANCE PRODUCTS FUND:
     VIP Money Market
     VIP High Income
     VIP Equity-Income
     VIP Growth
     VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II:
     VIP II Investment Grade Bond
     VIP II Asset Manager
     VIP II Asset Manager: Growth
     VIP II Index 500
     VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III:
     VIP III Balanced
     VIP III Growth & Income
     VIP III Growth Opportunities

Each of the subaccounts invest in the corresponding portfolio of the funds. The assets of each portfolio are held separately from other portfolios. Each portfolio has distinct investment objectives and policies, which are described in the funds' prospectuses that are attached to this prospectus.

4.   HOW ARE PURCHASE PAYMENTS ALLOCATED?

You tell us how to allocate the net purchase payments. You must allocate initial net purchase payments to the subaccounts in amounts of at least $1,000. You may allocate additional net purchase payments in any manner, so long as any allocation to a subaccount is at least $500. You may change allocations of additional net purchase payments by sending written notice to the administrative and service office, or by telephone, if you have previously authorized telephone transactions. A net purchase payment is the amount you send us, less a premium tax charge in certain states.

5.   CAN I TRANSFER VALUES AMONG THE SUBACCOUNTS?

Yes, you may transfer your contract value allocated to a particular subaccount to one or more other subaccounts at any time either in writing, or by telephone, if you have previously authorized telephone transactions.

6.   CAN I GET TO MY MONEY IF I NEED IT?

Yes, you can withdraw all or part of your contract value anytime before the earlier of the annuitant's death or the annuity commencement date. We do not charge for withdrawals, and there is not surrender charge. Withdrawals may be taxable and subject to a 10% penalty tax.

7.   WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

There is no sales charge under the contract. PFL deducts a daily charge equal to a percentage of the value of the net assets in the variable account for the mortality risks assumed by PFL. The effective annual rate of this charge is 0.8%. PFL GUARANTEES THAT THIS CHARGE WILL NOT BE INCREASED.

PFL also deducts an annual administrative charge from the contract value of each contract to cover the costs of administering the contract. The annual administrative charge currently is $35. We can increase this charge in the future.

Premium taxes are deducted from purchase payments or contract values depending upon when we incur them.

The contract values also reflect the fund's charges, fees and expenses. See the "Annuity Contract Fee Table" on page 7.

8.   WHAT ANNUITY INCOME OPTIONS ARE AVAILABLE UNDER THE CONTRACT?

You can select annuity payments on a variable basis or a fixed basis. You have flexibility in choosing the annuity commencement date. And you can choose among these four annuity options:
 .    life annuity;
 .    joint and survivor annuity;
 .    life annuity with 120 or 240 monthly payments guaranteed; and
 .    cash or unit refund life annuity.

All of these are offered as either "fixed annuity options" or "variable annuity options."

Fixed annuity payments will always be for the same specified amount. However, the amount of variable annuity payments will increase or decrease according to the investment experience of the particular subaccount(s) you selected.

9.   WHAT HAPPENS IF THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

If the annuitant dies prior to the annuity commencement date, we will pay a death benefit after we receive:
 .  notice of death;
 .  due proof of death; and
 .  an election as to how the proceeds should be paid to the beneficiary.

You select the beneficiary. You can change the named beneficiary at any time before the annuitant's death. The annuitant named in the contract, however, may not be changed. The death benefit is not reduced by the application of any surrender charge. The death benefit may be paid as either a lump sum cash benefit or under an annuity option. Special distribution rules mandated by the Internal Revenue Code apply if the annuitant is an owner.

10.  WHAT HAPPENS IF YOU DIE BEFORE THE ANNUITY COMMENCEMENT DATE?

If you (the contract owner) are not the annuitant, and you die prior to the annuity commencement date, your entire interest in the contract will be distributed to the contingent contract owner if one is appointed, or to your estate. You may appoint or change the contingent contract owner at any time prior to the annuity commencement date. Regardless of whether you are not the annuitant, upon your death, the value of the contract must be distributed pursuant to rules prescribed by the Internal Revenue Code of 1986, as amended.

11.  CAN THE CONTRACT BE RETURNED AFTER IT IS DELIVERED?

You may cancel the contract by returning it to us, along with a written notice of revocation, at our administrative and service office within 10 days after you receive it. If you cancel, we will return all purchase payments made under the contract within ten days after we receive notice of cancellation.

12.  WHO DO I CALL IF I HAVE ANY QUESTIONS ABOUT MY CONTRACT?

Our administrative and service office will answer any question about procedures of your contract. For service and account information, call toll free, 800-634-4672. For information and assistance regarding sales information, please call, toll free, 800-544-2442.

=============================================================================================
                                    ANNUITY CONTRACT FEE TABLE
=============================================================================================
                                                              VARIABLE ACCOUNT
    CONTRACT OWNER TRANSACTION EXPENSES            (AS A PERCENTAGE OF CONTRACT VALUE)
Sales Load on Purchase Payments        0       Mortality and Expense Risk Fees       0.80%
Deferred Sales Load                    0       Account Fees and Expenses                0
Surrender Fees                         0                                                -
Annual Contract Fee     $35 Per Contract       TOTAL VARIABLE ACCOUNT
Transfer Fee                           0       ANNUAL EXPENSES                       0.80%
---------------------------------------------------------------------------------------------
                           VIP, VIP II, AND VIP III FUNDS ANNUAL EXPENSES
                               (as a percentage of average net assets)
---------------------------------------------------------------------------------------------

                                                                              TOTAL FUND
                                     MANAGEMENT           OTHER                  ANNUAL
                                        FEES             EXPENSES               EXPENSES

---------------------------------------------------------------------------------------------
VIP Money Market
VIP High Income (1)
VIP Equity-Income (1)
VIP Growth (1)
VIP Overseas (1)
VIP II Investment Grade Bond
VIP II Asset Manager (1)
VIP II Asset Manager: Growth (1)
VIP II Contrafund (1)
VIP II Index 500 (2)
VIP III Balanced (1)
VIP III Growth Opportunities (1)
VIP III Growth & Income
=============================================================================================

(1) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: ____% for VIP Equity-Income Portfolio, ____% for VIP Growth Portfolio, ____% for VIP Overseas Portfolio, ____% for VIP II Asset Manager Portfolio, ____% for VIP II Contrafund Portfolio, ____% for VIP II Asset Manager Growth Portfolio, ____% for VIP III Growth Opportunities Portfolio, ____% for VIP III Balanced Portfolio, and ____% for VIP High Inco me Portfolio.


(2) FMR agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been ____%, ____% and ____% respectively.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

======================================================================================
SUBACCOUNTS                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------
VIP Money Market
VIP High Income
VIP Equity-Income
VIP Growth
VIP Overseas
VIP II Investment Grade Bond
VIP II Asset Manager
VIP II Asset Manager: Growth
VIP II Contrafund
VIP II Index 500
VIP III Balanced
VIP III Growth Opportunities
VIP III Growth & Income
======================================================================================

The above tables are intended to help you understand the costs and expenses that you will bear, directly or indirectly. These include the expenses of the VIP, VIP II and VIP III Funds. In addition to the expenses listed above, premium taxes may be applicable.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

The figures and data for the VIP, VIP II, and VIP III Funds Annual Expenses are for 1998 and have been provided by FMR. PFL does not dispute these figures, however PFL does not guarantee their accuracy. Examples for formerly eligible subaccounts may be found in Appendix A to this prospectus.

In these examples, the $35 annual service charge is reflected as a charge of ______% based on an average policy value of $__________.

                             FINANCIAL STATEMENTS

Condensed financial information for each subaccount is in Appendix A to this prospectus. The financial statements of PFL and the variable account, and the independent auditors' reports thereon, are in the Statement of Additional Information.

                           PFL LIFE INSURANCE COMPANY

PFL is a stock life insurance company organized under the laws of the State of Iowa on April 19, 1961. PFL's address is 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499. PFL offers a complete line of life insurance, annuities, and accident and health insurance. We are currently authorized to sell variable annuities in the District of Columbia and Guam, and in all states other than New York. PFL is an indirect wholly owned subsidiary of AEGON USA, Inc. AEGON USA, Inc. is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT

The Fidelity Variable Annuity Account was established by an affiliate (Pacific Fidelity Life Insurance Company) under California insurance law on August 24, 1979. On March 31, 1991, PFL acquired the assets (and liabilities) of that affiliate, including the variable account.

The variable account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the variable account or PFL by the Securities and Exchange Commission. The separate account meets the definition of a separate account under federal securities laws.

Under Iowa insurance law, the income, gains or losses of the variable account are credited to or charged against the assets of the variable account without regard to the other income, gains or losses of PFL. Although the assets maintained in the variable account will not be charged with any liabilities arising out of any other business conducted by PFL, all obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of PFL.

Currently, PFL invests the assets of the variable account that support the contracts in shares of one or more eligible funds that have been approved by PFL's Board of Directors. Shares of the eligible funds will be purchased at net asset value. Currently, the only eligible funds are the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable

Insurance Products Fund III. Other mutual funds may be added or withdrawn as permitted by law. The variable account currently offers thirteen subaccounts that invest exclusively in corresponding portfolios of the funds. Additional subaccounts may be established at PFL's discretion.

PFL does not guarantee the investment performance of the variable account. The contract value and the amount of variable annuity payments depend on the investment performance of the assets of the funds. Because you bear the full investment risk associated with the variable account, there can be no assurance concerning the amount of variable annuity payments under the contract.

Prior to September 25, 1981, the assets of certain subaccounts of the variable account were invested in mutual funds (formerly eligible funds) other than the funds. Contracts funded by these subaccounts, which invest in the formerly eligible funds, are no longer offered, and no additional assets of the variable account will be invested in shares of the formerly eligible funds. The following is a list of the formerly eligible funds, which correspond to these subaccounts of the variable account: Fidelity Daily Income Trust; Fidelity Cash Reserves; Fidelity Government Securities Fund, Ltd.; and Fidelity Capital and Income Fund. Further information about the formerly eligible funds can be found in the formerly eligible funds' individual fund prospectuses. The remaining assets of the variable account are currently invested exclusively in shares of the funds.

                     THE VARIABLE INSURANCE PRODUCTS FUND,
                     VARIABLE INSURANCE PRODUCTS FUND II,
                   AND VARIABLE INSURANCE PRODUCTS FUND III

The available subaccounts of the variable account invest exclusively in shares of the funds. The funds are diversified, open-end management investment companies organized as Massachusetts Business Trusts.

FMR provides investment advice and administrative services to the funds pursuant to an agreement under which each portfolio pays FMR a monthly fee. FMR also provides investment advice and administrative services to the formerly eligible funds for a fee similar to the ones applicable to the portfolios of the funds. The subaccounts currently invest in the following funds' portfolios:

VARIABLE INSURANCE PRODUCTS FUND (VIP):
     VIP Money Market
     VIP High Income
     VIP Equity-Income
     VIP Growth
     VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II (VIP II):

  VIP II Investment Grade Bond
  VIP II Asset Manager
  VIP II Asset Manager:  Growth
  VIP II Index 500
  VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III (VIP III):

  VIP III Balanced
  VIP III Growth & Income
  VIP III Growth Opportunities

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the funds' current prospectuses, which are attached to this prospectus.

The thirteen portfolios offered by the funds provide a range of investment alternatives that vary according to their different investment objectives. The assets of each portfolio are separate from the others, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment fund, and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Each of the portfolios may not be available for investment in every state.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

The funds' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to a particular portfolio. The funds are not limited to selling their shares to the variable account and are permitted to accept investments from any separate account of an insurance company. Since the portfolios of the funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the funds, to resolve the matter. See the funds' prospectuses for further details.

The general public may not purchase these underlying funds. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.

PFL may receive revenue or fees from the funds or the advisor. The amount of the fees, if any, may be based on the amount of assets that PFL or the variable account invests in the portfolio.

PERFORMANCE

Performance information for the variable subaccounts may appear in reports and advertising to you and prospective contract owners. The performance information is based on historical investment experience of the subaccounts and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable administrative and mortality charges.

An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the administrative and mortality charges.

Additional information regarding yields and total returns calculated using the standard formats briefly summarized above is contained in the Statement of Additional Information.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

If the shares of the funds or the formerly eligible funds should no longer be available for investment or, if in the judgment of PFL's management, further investment in the eligible funds' shares should become inappropriate in view of the purposes of the contract, then PFL may substitute shares of another fund for shares already purchased, or to be purchased in the future, under the contract. No substitution of securities in any subaccount may take place except to the extent permitted by law. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to your interest in a subaccount will not be made until you have been notified of the change and prior approval of the Securities and Exchange Commission is obtained.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions so warrant. Any new subaccounts will be made available to you on a basis to be determined by PFL. Each additional subaccount will purchase shares in a portfolio of the fund or in another mutual fund or investment vehicle. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitutions or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the Investment Company Act of 1940 or any other form permitted by law, or it may be deregistered under such Act in the event such registration is no longer required.

                                 THE CONTRACTS

PURCHASE OF THE CONTRACTS


The contracts may be purchased by mailing in a completed, signed application to PFL, along with a check for the initial investment. Purchase payments are payable at the administrative and service office of PFL designated on the cover page. The initial purchase payment must be at least $5,000. Additional purchase payments must be at least $500. Except for these limitations, there are no restrictions on the amount or frequency of purchase payments under a contract.

If an application is complete upon receipt, you will receive a contract based on the price next determined after the application and initial purchase payment are received. If an incomplete application is received, PFL will notify you by phone or mail to request the information necessary to complete the application. Once the application is completed, you will receive a contract based on the price next determined after the application was completed. If, after five days, the application remains incomplete, PFL will return your initial purchase payment unless it obtains your permission to retain the initial purchase payment pending completion of the application.

A contract shall automatically be continued in full force during the lifetime of the annuitant until the annuity commencement date or until the contract is surrendered. Unless you have surrendered the contract, purchase payments may be made at any time during the life of the annuitant and before the annuity commencement date.

ALLOCATION AND REALLOCATION OF NET PURCHASE PAYMENTS

Net purchase payments are allocated among the subaccounts that you have selected. The purchase payment, less the administrative charge deducted upon payment, and less any deduction for premium taxes, equals the net purchase payment. Upon allocation to a subaccount, net purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office, or in the case of the initial purchase payment, when the contract application is completed, whichever is later.

You (or your designated account executive) can make transfers and/or change the allocation of additional premium payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the application has been checked or telephone transfers have been subsequently authorized in writing. PFL and/or the administrative and service office will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, PFL and/or the administrative and service office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If PFL and/or the administrative and service office fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for your protection. You may be required to provide your social security number and/or other information for identification purposes when making telephone requests.

Telephone requests must be received at the administrative and service office no later than 3:00 p.m. Central time in order to assure same day pricing of the transaction.

The telephone transaction privilege may be discontinued at any time as to some or all contracts and PFL may require written confirmation of a transaction request.

When a reallocation is requested, the redemption of the requested amount from out of the subaccount and portfolio in which the amount had been invested will always be effective as of the end of the valuation period in which the request is received at our administrative and service office. That amount will generally be credited to the new subaccount and portfolio at the same time.

However, IF:

 .  you are making a transfer to any portfolio that accrues dividends on a daily basis; and
 . the equity portfolio from which the transfer is being made is in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available,

THEN:

 .  the crediting of the amount transferred to the new subaccount may be delayed
   (for up to seven days) until the portfolio, from which the transfer is being made, obtains liquidity through the earlier of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by contract owners, or otherwise.

During this period, the amount transferred will be uninvested.

In allocating the initial purchase payment among the subaccounts, you must allocate a minimum contribution of $1,000 to each subaccount selected. Additional net purchase payments may be allocated among the subaccounts in any manner, so long as any contribution to a selected subaccount is at least $500. You may subsequently reallocate the value of a designated number of accumulation units of a subaccount then credited to a contract, into an equal value of accumulation units of one or more other subaccounts. The reallocation shall be based on the relative value of the accumulation units of the subaccounts at the end of business on the day the request is received by PFL.

On the date of issue of the contract, the contract value equals the value of the net purchase payment. Thereafter, the contract value is determined by multiplying the number of accumulation units of each subaccount credited to the contract by the current value of an accumulation unit for that subaccount. The number of accumulation units is increased by any net purchase payments and decreased by the annual administrative charge, any premium taxes deducted and any full or partial surrenders.

VALUE OF ACCUMULATION UNITS

The accumulation units of each subaccount are valued separately. The value of accumulation units may change each valuation period according to the investment performance of the shares purchased by each subaccount and the deduction of certain charges.

A valuation period is the period beginning at the close of trading on the New York Stock Exchange on each valuation date and ends at the close of trading on the next succeeding valuation date. A valuation date is each day that the New York Stock Exchange is open for business.

The value of an accumulation unit in a subaccount for any valuation period equals the value of the accumulation unit as of the immediately preceding valuation period, multiplied by the net investment factor for that subaccount for the valuation period for which the accumulation unit value is being calculated. The net investment factor is a number representing the change in the value of subaccount assets on successive valuation dates due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality risk charge.

SURRENDERS

At any time before the annuity commencement date and during the lifetime of the annuitant, you may elect to surrender all or any portion of the contract value in exchange for a cash withdrawal payment from PFL. Any such election shall be in writing in such form as PFL may require and shall specify the amount of the cash withdrawal payment. At your request, PFL will provide a form to request a surrender and to notify PFL of your election whether to have federal income taxes withheld. Such an election will be effective on the date that it is received by PFL at its administrative and service office.

The amount of the cash withdrawal payment will be equal to the contract value at the end of the valuation period during which the election becomes effective, or the lesser amount requested. The cash withdrawal payment will result in the liquidation of accumulation units with an aggregated value equal to the dollar amount of the cash withdrawal payment. Unless instructed to the contrary, PFL will liquidate accumulation units of all subaccounts within the variable account in the same proportion that the cash withdrawal payment bears to the contract value.

Any cash withdrawal payment will be paid within seven days from the date the surrender request becomes effective, except as PFL may be permitted to defer such payment in accordance with the Investment Company Act of 1940. Payments under the contract of any amounts derived from purchase payments made by check, may be delayed until such time as the check has cleared your bank. PFL must by law withhold federal income taxes from the taxable portion of any full or partial surrender and remit that amount to the federal government if you have not provided PFL with a written election not to have federal income taxes withheld. Moreover, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders.

RIGHT TO RETURN THE CONTRACT

You may cancel the contract within ten days after it is delivered to you by delivering or mailing the contract and a written notice of revocation to PFL at its administrative and service office. In the event of cancellation, PFL will return all purchase payments made under the contract within seven days after it receives written notice of cancellation and the returned contract.

                               CONTRACT CHARGES

No deduction for sales charges is made from purchase payments or upon surrender. As described below, charges under the contracts are assessed:

 .  against the initial purchase payments and annually thereafter from the contract value for administrative expenses; and . against the assets of the variable account for the assumption of mortality risk.

Premium taxes, if any, are deducted from the purchase payment or the contract value at the time they are incurred by PFL. PFL reserves the right to make deductions from the variable account for income tax liabilities resulting from the operation of the variable account.

Costs of distributing the contracts will be paid from PFL's general assets. These assets may include proceeds from the mortality charge described below. PFL incurs certain costs, including the obligation to pay certain insurance commissions in connection with the distribution of the contracts.

ADMINISTRATIVE CHARGE

PFL performs the administrative services for the contracts and the variable account. These services include issuance of the contracts, maintenance of records concerning the contracts, and valuation services. An administrative charge to cover these expenses is deducted from the initial purchase payment and annually thereafter from the contract value. The current annual administrative charge is $35.00.

When you make the initial investment in the contract, a pro rata portion of the annual charge for the current year will be deducted from the purchase payments. Thereafter, on the last day of each year, the annual charge for the next calendar year will be deducted. No part of the annual charge will be refunded upon termination of a contract. In the states of Pennsylvania and South Carolina the annual charge will never exceed $35.00 for contracts issued in connection with the delivery of this prospectus.

PRIOR TO THE ANNUITY COMMENCEMENT DATE, THE ADMINISTRATIVE CHARGE IS NOT GUARANTEED, AND SUBJECT TO LIMITS IMPOSED BY STATE LAW, MAY CHANGE OVER THE YEARS THE CONTRACT IS IN FORCE.

CHARGES FOR MORTALITY RISK

The mortality risk assumed by PFL arises from the contractual obligation to continue to make annuity payments to each annuitant regardless of how long the annuitant lives and regardless of how long all annuitants as a group live. Although variable annuity payments made to annuitants will vary in accordance with the investment performance of the funds (or the formerly eligible funds), they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the variable annuity payments received under the contracts. PFL assumes this mortality risk by virtue of annuity payment rates incorporated in the contract. These rates cannot be changed.

For assuming this mortality risk, PFL deducts from the daily net asset value of the variable account an amount, computed on a daily basis, which is equal to an effective annual rate of 0.8%. If this amount is insufficient to cover the actual costs, the loss will be borne by PFL. If the amount deducted proves more than sufficient, the excess will be a profit to PFL. To the extent that this charge results in a profit to PFL, such profit will be available for use by PFL for, among other things, the payment of distribution, sales and other expenses. The level of this charge is guaranteed and will not change. A mortality risk charge is assessed during the annuity phase for all options including those that do not carry a life contingency.

DEDUCTIONS FOR TAXES

Any premium taxes or other similar taxes (herein collectively referred to as "premium taxes") levied by any governmental entity as a result of the existence of the contracts will be deducted from contract values when incurred. Premium taxes are generally levied at the annuity commencement date. As of the date of this prospectus, the current range of state premium taxes is from 0.0% to 3.5%.

PFL does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserve under the contracts. Based on these expectations, no charge is being made currently to the variable account for corporate federal income taxes, which may be attributable to variable account. However, if the tax laws change such that there is tax liability, PFL may review the need to make a charge for any taxes attributable to the income of the variable account.

Under present laws, PFL does not incur state or local taxes (other than premium taxes), and therefore, does not charge for these taxes. If there is a change in state or local tax laws, charges for such taxes, if any, attributable to the variable account may be made.

THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II AND VARIABLE INSURANCE PRODUCTS FUND III EXPENSES

The value of the assets in the variable account will reflect the value of the funds' (or the formerly eligible funds) shares and, therefore, the fees and expenses paid by the funds (or the formerly eligible funds). A complete description of the expenses and deductions from the portfolios are found in the funds' prospectuses.

                          BENEFITS UNDER THE CONTRACT

DEATH BENEFIT

In the event of the death of the annuitant prior to the annuity commencement date, PFL, upon receipt of due proof of death of the annuitant, will pay a death benefit to the beneficiary that you designated. If the death of the annuitant occurs on or after the annuity commencement date, no death benefit will be payable under the contract except as may be provided under the annuity option elected.

The death benefit payable in the event of the death of the annuitant prior to the annuity commencement date is equal to the contract value. The accumulation unit values used in determining the amount of death benefit will be the values for the next subsequent valuation period following the date all of the items listed below have been received by PFL:

 .  written notice of death of the annuitant;
 . due proof of death of the annuitant; and . an election to pay the proceeds as a single cash payment or under an annuity option.

If you did not make an election as to how the proceeds should be paid prior to the annuitant's death, the beneficiary may elect one of the annuity options or a lump sum cash payment within 90 days after PFL receives notification of death. To comply with federal tax law, however, the beneficiary must choose an annuity option within 60 days after the lump sum first becomes payable in order to receive favorable tax treatment.

IRS REQUIRED DISTRIBUTIONS

For contracts issued on or after January 19, 1985, federal tax law requires that if you or any joint contract owner dies before the annuity commencement date, the entire value of the contract must generally be distributed within five years of the date of your death or the joint contract owner's death. Special rules may apply to the spouse of the deceased owner. See the Statement of Additional Information for a detailed description of these rules.

                               ANNUITY PAYMENTS

ANNUITY COMMENCEMENT DATE

Unless the annuity commencement date is changed, annuity payments under a contract will begin on the annuity commencement date that you select at the time the contract is applied for. You may change the annuity commencement date from time to time by written notice to PFL, provided that notice of each change is received by PFL at its administrative and service office at least thirty days prior to the then current annuity commencement date.

Except as otherwise permitted by PFL, a new annuity commencement date must be a date that is:
 . at least thirty days after the date notice of the change is received by PFL; . the first day of a month; and . not later than the first day of the first month following the annuitant's
   75th birthday.

Currently, PFL permits the new annuity commencement date to begin as late as the first day of the first month following the annuitant's 85th birthday. The annuity commencement date may also be changed by the beneficiary's election of the annuity option after the annuitant's death.

ELECTION OF ANNUITY OPTIONS

During the lifetime of the annuitant and prior to the annuity commencement date, you may elect any one of the annuity options described in this prospectus. You may also change an election at any time. Written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty days prior to the annuity commencement date. If no election is in effect on the thirtieth day prior to the annuity commencement date, we will make payment according to "Annuity Option 3 - Life Annuity with 120 or 240 Monthly Payments Guaranteed" on a variable basis. At such time as one of the annuity options under the contract may become operative, a supplementary agreement will be issued by PFL setting forth the terms of the option elected.

During the lifetime of the annuitant, you may elect that all or any part of the death benefit be applied under any one of the annuity options listed in the contract or in any other manner agreeable to PFL. If you have not made an annuity option election at the time of death of the annuitant, such an election may be made by the beneficiary.

ANNUITY OPTIONS

Annuity payments may be made under any one of the annuity options described below or in any other manner agreeable to PFL. You, or the beneficiary after the annuitant's death, will select whether annuity payments will be made on a fixed basis or a variable basis. The effect of choosing a fixed annuity option is that the amount of each payment will be set on the annuity commencement date and will not change. If a fixed annuity option is selected:

 . the contract value will be transferred to the general account of PFL; and . the annuity payments will be fixed in amount and duration by the fixed annuity provisions selected and the age and sex of the annuitant.

For further information, contact PFL at its administrative and service office.

The contract provides four annuity options that are described below;

however, you may not select more than one. All of these are offered as either "fixed annuity options" or "variable annuity options." Under annuity options 1 and 2, it would be possible for only one annuity payment to be made if the annuitant(s) were to die before the due date of the second annuity payment, only two annuity payments if the annuitant(s) were to die before the due date of the third annuity payment, and so forth. Therefore, under annuity options 1 and 2 the contract value may not be returned.

Annuity Option 1 -- Life Annuity: This option provides monthly payments during
---------------------------------
the lifetime of the annuitant ceasing with the last payment due prior to the death of the annuitant. This option offers the highest level of monthly payments because no further payments are payable after the death of the annuitant and there is no provision for a death benefit payable to a beneficiary.

Annuity Option 2 -- Joint and Survivor Annuity: This option provides monthly
-----------------------------------------------
payments during the joint lifetime of the annuitant and designated second person and during the lifetime of the survivor. As in the case of Annuity Option 1, there is no guaranteed number of payments and there is no provision for a death benefit payable to a beneficiary under this option.

Annuity Option 3 -- Life Annuity with 120 or 240 Monthly Payments Guaranteed:
-----------------------------------------------------------------------------
This option provides monthly payments during the lifetime of the annuitant and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the event of the death of the annuitant under this option, the contract provides that any guaranteed monthly payments will be paid to the beneficiary during the remaining months of the term selected. The beneficiary may, at any time, elect to receive the discounted value of the remaining payments, if any, in one sum. The discounted value for fixed or variable annuity payments will be based on interest compounded annually at the applicable assumed interest rate used in determining the first annuity payment.

Upon the death of a beneficiary receiving annuity benefits under this option, the present value of the guaranteed number of payments remaining after PFL receives notice of the beneficiary's death, computed at the applicable assumed interest rate shall be paid in a lump sum to the estate of the beneficiary. Such present value is computed as of the valuation period during which notice of the beneficiary's death is received by PFL at its administrative and service office.

Annuity Option 4 -- Cash or Unit Refund Life Annuity: This option provides
-----------------------------------------------------
monthly payments during the lifetime of the annuitant terminating with the last payment due prior to the death of the annuitant. An additional payment will be made to the beneficiary. For a variable annuity, the payment will equal the annuity unit value as of the date that notice of death of the annuitant in writing is received by PFL at its administrative and service office, multiplied by the excess, if any, of (a) over (b) where:

 . (a) is the contract value applied at the annuity commencement date under this option, divided by the annuity unit value as of the annuity commencement date; and
 . (b) is the product of the number of annuity units represented by each variable annuity payment paid to the annuitant and the number of variable annuity payments made.

For fixed annuity payments, the annuity unit value shall be $1. Therefore, (a) is the contract value as of the annuity commencement date, while (b) is the sum of all fixed annuity payments made.

DETERMINATION OF ANNUITY PAYMENTS

On the annuity commencement date the contract's annuity purchase value will be applied to provide for annuity payments under the selected annuity option as specified. The annuity purchase value will be equal to the contract value for the valuation period, which ends immediately preceding the annuity commencement date, reduced by an applicable premium or similar taxes.

Fixed annuity payments are determined by the annuity payment rates based on the current assumed rate of interest as determined by PFL at the annuity commencement date. The assumed interest rate may be changed upon PFL's discretion; however, the minimum guaranteed interest rate is 3.5%. If, at the time the annuity payments begin, you have not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government.

The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates based on the assumed interest rate selected by the annuitant. Under the contract, the annuitant has some flexibility in choosing the assumed rate of interest to be used in connection with the variable annuity payments. The annuitant may choose among interest rates offered by PFL at the annuity commencement date. PFL currently offers assumed interest rates of 3.5% and 7.5%.

If the annuitant chooses a higher assumed interest rate, as compared to choosing the lowest rate offered, variable annuity payments would start at a higher level but would increase more slowly and decrease more rapidly. Therefore, election of a higher assumed rate of interest would result in a higher first monthly variable annuity payment, but would increase the possibility of reduced future payments during the periods when net investment performance of the subaccount did not exceed the higher assumed rate of interest.

All variable annuity payments other than the first are calculated using annuity units that are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing the portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount for the valuation period which ends immediately preceding the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed.

The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. It is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount for the valuation period which ends immediately preceding the due date of each additional payment. Furthermore, after the annuity commencement date, you may reallocate all or part of the values held in one subaccount to one or more other subaccounts.

ADJUSTMENT OF ANNUITY PAYMENTS

If the contract value on the annuity commencement date is less than $5,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for. If the contract value is not less than $5,000, but the payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments so that payments will be at least $50.

                              FEDERAL TAX MATTERS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

The contracts are designed for use by individuals for retirement planning. They are not designed for use with plans qualified for special tax treatment under the provisions of the Internal Revenue Code of 1986, as amended (the "code"). The ultimate effect of federal income taxes on the contract value, on variable annuity payments and on the economic benefit to the contract owner, annuitant or beneficiary depends on the tax status of both PFL and the individual concerned.

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. The discussion contained herein reflects PFL's understanding of current federal income tax laws applicable to PFL and to variable annuity contracts used in connection with retirement plans which are not qualified plans under the code.

Moreover, the discussion herein is limited to a consideration of the taxation of variable annuity contracts funded by investments in shares of the funds. The discussion contained herein does not attempt to discuss the tax treatment applicable to variable annuity contracts funded by investments in shares of the formerly eligible funds which is different from the treatment discussed herein. No representation is made regarding the likelihood of continuation of current federal income tax laws or the current interpretations by the Internal Revenue Service.

PFL DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAXATION OF ANNUITIES IN GENERAL

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES. THE STATEMENT OF ADDITIONAL INFORMATION DISCUSSES SUCH QUALIFICATIONS.

You generally are not taxed on increases in the value of a contract until distribution occurs, either in the form of a cash payment received by withdrawing all or part of the cash value or as annuity payments under the annuity option elected. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income. However, for purchase payments made after February 28, 1986, an owner of a contract who is not a natural person (subject to limited exceptions) generally will be taxed on any increase in the contract's contract value during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that you may wish to discuss with your tax counsel. The following discussion applies to contracts owned by natural persons.

In the case of a partial withdrawal under a contract, amounts received are generally first treated as taxable income to the extent that the contract value of the contract immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Upon a full surrender of the contract, amounts received in excess of the "investment in the contract" will be treated as taxable income. The "investment in the contract" generally equals the portion, if any, of any purchase payment paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income.

Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of an annuity payment under a contract generally is taxed on the portion of such payment that exceeds the "investment in the contract."

For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments.

For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. Any annuity payments received after the investment in the contract has been recovered generally will be fully taxable.

A penalty tax may be imposed on distributions equal to ten percent (10%) of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally include:

 .  distributions received on or after owner's age 59 1/2, death of the owner, or disability of the owner;
 .  distributions received in substantially equal installments as a life annuity
   (subject to special "recapture" rules if the series of payments is subsequently modified); and
 . distributions allocable to the "investment in the contract" and attributable earnings thereon before August 14, 1982.

Amounts may be distributed from a contract because of your death or the death of an annuitant. Generally, such amounts are includable in the income of the recipient as follows:

 .  if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above; or
 . if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PFL will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless you or the annuitant notifies PFL at or before the time of the distribution that he or she chooses not to have any amounts withheld.

All non-qualified, deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

A transfer of ownership of a contract, the designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain annuity dates, or the exchange of a contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. The foregoing comments about the federal income tax consequences under contracts issued by PFL are not exhaustive, and special rules apply in other situations not discussed in this prospectus. The discussion herein also reflects PFL's understanding of current law. No assurance can be given that the present deferred tax treatment of variable annuity contracts will remain unaffected by future actions of Congress. Accordingly, a prospective purchaser should consult a qualified tax adviser.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the policies could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the policy.

                               GENERAL PROVISIONS

OWNERSHIP OF THE CONTRACT

Once we issue the contract, it shall belong to you. We will issue the contract after you complete an application and deliver the initial purchase payment to us. Prior to the annuity commencement date, you shall be the person so designated in the application. You may appoint a contingent contract owner to succeed ownership of the contract in the event of your death prior to the annuity commencement date. You may appoint or change the contingent contract owner or beneficiary at any time prior to the annuity commencement date. All contract rights and privileges may be exercised by you without the consent of the beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the annuitant and prior to the annuity commencement date, except as otherwise provided in the contract. The annuitant becomes the contract owner on and after the annuity commencement date. The beneficiary becomes the contract owner on the death of the annuitant.

ASSIGNMENT

During the lifetime of the annuitant, you may assign any rights or benefits provided by the contract. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits, and those of the beneficiary, are subject to the rights of the assignee. The beneficiary may not assign any payment under the contract before the payment becomes due.

BENEFICIARY

The beneficiary designation contained in the application will remain in effect until changed. The interest of any beneficiary is subject to the particular beneficiary surviving the annuitant. You may change or revoke the designation of a beneficiary at any time while the annuitant is living by filing with PFL a written beneficiary designation or revocation in such form as PFL may require. The change or revocation will not be effective and binding upon PFL until it is received by PFL at its administrative and service office. The annuitant named in the contract, however, may not be changed.

AMENDMENTS

PFL reserves the right to amend the contracts to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations. No contract may be modified by PFL without your consent except as may be required by applicable law.

SUSPENSION OF PAYMENT

PFL reserves the right to suspend or postpone the date of any payment of death benefits or cash withdrawals:

 .    for any period during which the New York Stock Exchange is closed (other than customary week-end and holiday closings) or during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;

 .    for any period during which an emergency exists as a result of which disposal of securities held in any separate account is not reasonably practicable, or it is not reasonably practicable to fairly determine the value of such assets; or

 .    for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders or as may be permitted under the Investment Company Act of 1940.

NON-PARTICIPATING

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of PFL.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant or designated annuitant has been misstated, PFL will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or the beneficiary. The age of the annuitant or designated annuitant may be established at any time by the submission of proof satisfactory to PFL.

DISTRIBUTION OF CONTRACTS

The contracts will be sold by licensed insurance agents in those states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934, and members of the National Association of Securities Dealers, Inc. The contracts will be distributed through Fidelity Brokerage Services, Inc. (Fidelity Brokerage) and Fidelity Insurance Agency, Inc. (Fidelity Insurance), which are affiliated with FMR. Fidelity Brokerage, the principal underwriter of the contracts, is a member of the National Association of Securities Dealers, Inc.

Fidelity Distributors Corporation ("Fidelity Distributors"), an affiliate of FMR, was incorporated under the laws of Massachusetts on July 18, 1960, is also the distributor of funds in the Fidelity Family of funds and other funds advised by FMR and funds advised by other companies. The principal business address of Fidelity Brokerage, Fidelity Insurance and Fidelity Distributors is 82 Devonshire Street, Boston, Massachusetts 02109.

PFL has agreed to pay insurance commissions to Fidelity Insurance for its services as an insurance general agent in distributing the contracts which will equal 0.55% on an annual basis of the daily net asset value of the variable account. Fidelity Insurance may appoint subagents to whom it will pay a portion of its commissions.

VOTING RIGHTS AND REPORTS

In accordance with its view of present applicable law, PFL will vote the funds' shares and the formerly eligible fund shares held in the variable account at regular and special meetings of shareholders of the funds and the formerly eligible funds in accordance with instructions received from persons having a voting interest in the variable account. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote such shares in its own right, it may elect to do so.

Prior to the annuity commencement date, you exercise the voting rights under the contract. After the annuity commencement date, the person having the voting interest shall be the person then entitled to receive variable annuity payments. Prior to the annuity commencement date, the number of votes that a person has the right to cast will be determined by applying such person's percentage interest in a subaccount to the total number of votes attributable to the subaccount. After the annuity commencement date, the number of votes attributable to a contract is determined by applying the percentage interest reflected by the reserve for such contract by the total number of votes attributable to the subaccount. After the annuity commencement date the votes attributable to a contract decrease as such percentage interest decreases. Voting instructions will be solicited by written communications prior to the date of the meeting at which votes are to be cast.

Shares of the funds and formerly eligible funds held in a subaccount as to which no timely instructions are received or as to which you do not have an interest will be voted by PFL in proportion to the voting instructions which are received with respect to all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in a subaccount will receive proxy material, reports and other material relating to the funds and the formerly eligible funds. In addition, every person having voting rights will receive such reports or prospectuses concerning the variable accounts as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. PFL will also send such statements reflecting transactions involving the contract as may be required by applicable laws, rules and regulations.

                               YEAR 2000 MATTERS

In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process, which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information

Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that specializes in Year 2000 issues to work on the project.

The Plan has four specific objectives:
 .    develop an inventory of all applications;
 .    evaluate all applications to determine the most prudent manner to move them to Year 2000 compliance, if required;
 .    estimate budgets, resources and schedules for the migration of the
     "affected" applications to Year 2000 compliance; and
 .    define testing and deployment requirements to successfully manage validation and re-deployment of any changed code.

It is believed that all mission critical systems are Year 2000 compliant as of December 31, 1998, with validation testing to continue through and including June 1999.

As of the date of this prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

No material legal proceedings are pending against the variable account, PFL, its subsidiaries or Fidelity Brokerage.

                               TABLE OF CONTENTS
                              OF THE STATEMENT OF
                             ADDITIONAL INFORMATION

  PFL Life Insurance Company
  The Contracts
  Contract Charges
  Benefits Under the Contract
  Annuity Payments
  Federal Tax Matters
  Distribution of the Contracts
  Custody of Assets
  State Regulation
  Records and Reports
  Independent Auditors
  Other Information
  Financial Statements

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

========================================================================================
                                      ACCUMULATION      ACCUMULATION         NUMBER OF
                                       UNIT VALUE        UNIT VALUE         ACCUMULATION
                                      AT BEGINNING        AT END OF         UNITS AT END
                                        OF YEAR             YEAR              OF YEAR
----------------------------------------------------------------------------------------
VIP Money Market Subaccount
  1998............................         $                  $
  1997............................      2.413358          2.525659        43,319,514.745
  1996............................      2.307819          2.413358        51,936,943.182
  1995............................      2.196945          2.307819        48,392,069.066
  1994............................      2.124046          2.196945        65,884,206.476
  1993............................      2.073920          2.124046        38,531,933.669
  1992............................      2.011998          2.073920        46,920,555.357
  1991............................      1.911406          2.011998        52,846,585.564
  1990............................      1.783014          1.911406        61,584,581.853
  1989............................      1.646165          1.783014        49,315,212.043
  1988............................      1.545254          1.646165        46,119,586.661
----------------------------------------------------------------------------------------
VIP High Income Subaccount
  1998............................         $                  $
  1997............................      3.285775          3.835575        17,495,330.353
  1996............................      2.904665          3.285775        18,704,131.149
  1995............................      2.427652          2.904665        19,488,862.806
  1994............................      2.485444          2.427652        17,337,052.330
  1993............................      2.078934          2.485444        26,114,121.248
  1992............................      1.703009          2.078934        20,668,821.606
  1991............................      1.269032          1.703009         9,450,159.190
  1990............................      1.310687          1.269032         6,894,970.437
  1989............................      1.380187          1.310687        10,504,655.711
  1988............................      1.244613          1.380187        12,374,735.048
----------------------------------------------------------------------------------------
VIP Equity-Income Subaccount
  1998............................         $                  $
  1997............................      3.346303          4.252876        57,352,295.075
  1996............................      2.951686          3.346303        68,119,423.617
  1995............................      2.202346          2.951686        81,601,359.509
  1994............................      2.073414          2.202346        74,571,142.757
  1993............................      1.768091          2.073414        70,574,621.050
  1992............................      1.523641          1.768091        49,654,509.443
  1991............................      1.168338          1.523641        22,551,293.495
  1990............................      1.390307          1.168338        15,320,204.431
  1989............................      1.194265          1.390307        17,192,667.422
  1988............................      0.978927          1.194265        12,203,910.523
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
VIP Growth Subaccount
  1998............................         $                  $
  1997............................      3.790532          4.643463      30,726,907.924
  1996............................      3.331228          3.790532      38,326,955.306
  1995............................      2.480539          3.331228      43,498,210.261
  1994............................      2.500812          2.480539      37,916,994.644
  1993............................      2.111765          2.500812      37,369,691.127
  1992............................      1.947218          2.111765      37,625,493.719
  1991............................      1.348850          1.947218      24,177,587.154
  1990............................      1.540465          1.348850      15,340,498.596
  1989............................      1.181690          1.540465       9,534,230.020
  1988............................      1.028662          1.181690       6,262,868.956
--------------------------------------------------------------------------------------
VIP Overseas Subaccount
  1998............................         $                  $
  1997............................      1.962599          2.172007      15,101,589.750
  1996............................      1.747454          1.962599      18,498,493.052
  1995............................      1.605980          1.747454      18,307,714.844
  1994............................      1.591344          1.605980      35,747,520.597
  1993............................      1.168866          1.591344      36,890,355.495
  1992............................      1.319600          1.168866       4,705,928.756
  1991............................      1.229709          1.319600       4,170,995.265
  1990............................      1.261608          1.229709       4,324,803.282
  1989............................      1.007020          1.261608       2,450,169.365
  1988............................      0.938767          1.007020       1,829,968.620
--------------------------------------------------------------------------------------
VIP II Investment Grade
Bond Subaccount
  1998............................         $                  $
  1997............................      1.708442          1.848460      10,859,598.713
  1996............................      1.669036          1.708442       9,681,784.561
  1995............................      1.571804          1.669036      10,019,780.574
  1994............................      1.501802          1.433937       8,539,290.351
  1993............................      1.364252          1.501802      11,685,281.879
  1992............................      1.289396          1.364252       7,725,407.154
  1991............................      1.115679          1.289396       8,683,076.207
  1990............................      1.059709          1.115679       3,887,531.807
  1989/(1)/.......................      1.000000          1.059709       1,710,458.331
--------------------------------------------------------------------------------------
VIP II Asset Manager Subaccount
  1998............................         $                  $
  1997............................      2.073401          2.481731      33,046,715.565
  1996............................      1.823774          2.073401      37,212,616.412
  1995............................      1.571804          1.823774      45,933,251.411
  1994............................      1.687107          1.571804      76,955,562.944
  1993............................      1.404870          1.687107      90,364,012.115
  1992............................      1.265768          1.404870      27,180,037.717
  1991............................      1.041041          1.265768      12,676,645.581
  1990/(2)/.......................      1.000000          1.041041         989,833.209
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
VIP II Asset Manager:
Growth Subaccount
  1998...........................          $                  $
  1997...........................       1.201587          1.490886       1,443,467.081
  1996...........................       1.009935          1.201587       7,788,605.432
  1995/(3)/......................       1.000000          1.009935       2,178,270.748
--------------------------------------------------------------------------------------
VIP II Contrafund
  1998...........................          $                  $
  1997...........................       1.224976          1.508640      33,372,392.534
  1996...........................       1.017954          1.224976      42,901,139.435
  1995/(4)/......................       1.000000          1.017954      20,570,759.262
--------------------------------------------------------------------------------------
VIP II Index 500 Subaccount
  1998...........................          $                  $
  1997...........................       1.336134          1.758955      31,990,011.025
  1996...........................          ??             1.336134            ??
  1995/(3)/......................       1.000000          1.096623       8,432,120.348
--------------------------------------------------------------------------------------
VIP III Balanced Subaccount
  1998...........................          $                  $
  1997/(5)/......................       1.000000          1.150095       1,126,357.174
--------------------------------------------------------------------------------------
VIP III Growth
Opportunities Subaccount
  1998...........................          $                  $
  1997/(5)/......................       1.000000          1.232659       4,621,108.553
--------------------------------------------------------------------------------------
VIP III Growth
& Income Subaccount
  1998...........................          $                  $
  1997/(5)/......................       1.000000          1.241360       6,281,887.718
======================================================================================

/(1)/ Period from June 5, 1989 through December 31, 1989. /(2)/ Period from May 29, 1990 through December 31, 1990. /(3)/ Period from September 5, 1995 through December 31, 1995 /(4)/ Period from September 1, 1995 through December 31, 1995 /(5)/ Period from May 1, 1997 through December 31, 1997.

                         FORMERLY ELIGIBLE SUB-ACCOUNTS
          (THESE SUBACCOUNTS ARE NO LONGER AVAILABLE FOR INVESTMENT.)

                                       Accumulation      ACCUMULATION         NUMBER OF
                                        Unit Value        UNIT VALUE        ACCUMULATION
                                       AT BEGINNING         AT END            UNITS AT
                                         OF YEAR            OF YEAR          END OF YEAR
----------------------------------------------------------------------------------------
Fidelity Daily Income
Trust Subaccount
     1998                                   $                  $
     1997                                3.252838          3.424415           86,061.186
     1996                                3.094122          3.252838          114,662.042
     1995                                2.921185          3.094122          131,063.459
     1994                                2.812357          2.921185          190,668.116
     1993                                2.736044          2.812357          158,275.684
     1992                                2.641072          2.736044          243,997.001
     1991                                2.495176          2.641072          268,694.048
     1990                                2.313482          2.495176          339,345.456
     1989                                2.120570          2.313482          323,342.240
     1988                                1.977108          2.120570          351,832.648
----------------------------------------------------------------------------------------
Fidelity Cash
Reserves Subaccount
     1998                                   $                  $
     1997                                3.268738          3.443500           23,137.187
     1996                                3.108117          3.268738           23,164.006
     1995                                2.934039          3.108117           23,192.241
     1994                                2.822897          2.934039           27,720.506
     1993                                2.742508          2.822897           29,444.337
     1992                                2.643311          2.742508           47,677.285
     1991                                2.493319          2.643311           60,818.839
     1990                                2.312283          2.493319           88,660.193
     1989                                2.122897          2.312283          102,882.970
     1988                                1.979215          2.122897          108,627.416
----------------------------------------------------------------------------------------
Fidelity Government Securities
 Fund, Ltd. Subaccount
     1996                                4.618027          $   N/A                 0.000
     1995                                3.911039          4.618027            8,068.949
     1994                                4.009576          3.911039            8,076.564
     1993                                3.676253          4.009576            8,085.472
     1992                                3.404732          3.676253            8,094.201
     1991                                2.934545          3.404732            8,103.722
     1990                                2.678442          2.934545            8,114.001
     1989                                2.376907          2.678442            8,125.927
     1988                                2.236112          2.376907            8,138.994
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Fidelity Capital and
Income Fund Subaccount
     1998                                   $                  $
     1997                                7.515932          8.623329           15,980.956
     1996                                6.744302          7.515932           21,049.298
     1995                                5.777672          6.744302           25,993.308
     1994                                6.060768          5.777672           35,622.255
     1993                                4.850494          6.060768           43,008.701
     1992                                3.785099          4.850494           70,510.002
     1991                                2.912437          3.785099           94,291.263
     1990                                3.029998          2.912437          112,223.477
     1989                                3.130904          3.029998          140,750.477
     1988                                2.782925          3.130904          175,640.223
========================================================================================

                                  APPENDIX B

                           GLOSSARY OF SPECIAL TERMS

Accumulation Unit -- An accounting unit of measure used in calculating the contract value.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant -- The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date -- The date upon which annuity payments are to commence. This date can only be the first day of a calendar month.

Annuity Option -- A method of receiving a stream of annuity payments.

Annuity Purchase Value -- An amount equal to the contract value for the valuation period, which ends immediately preceding the annuity commencement date, reduced by any applicable premium or similar taxes.

Annuity Unit -- An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Beneficiary -- The person who has the right to the death benefit set forth in the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Company -- PFL Life Insurance Company.

Contingent Contract Owner -- A person appointed by you to succeed to ownership of the contract in the event of your death before the annuity commencement date.

Contract -- One of the variable annuity contracts offered by this prospectus.

Contract Owner -- The person who may exercise all rights and privileges under the contract. The contract owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the contract owner in the application or a contingent contract owner; the contract owner on and after the annuity commencement date is the annuitant; and the contract owner after the death of the annuitant is the beneficiary.

Contract Value -- The sum of the value of all accumulation units credited to a contract for any particular valuation period.

Date of Issue -- The date the contract is issued, as shown on the contract Schedule Page.

Due Proof of Death -- A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or a written statement by the attending physician or any other proof satisfactory to PFL will constitute due proof of death.

Eligible Funds -- Mutual funds, shares of which currently may be purchased for the variable account.

FMR -- Fidelity Management & Research Company, the investment advisor to the funds.

Fidelity Insurance -- Fidelity Insurance Agency, Inc., through which the contracts are distributed.

Fidelity Brokerage -- Fidelity Brokerage Services, Inc., which is the principal underwriter for the contracts, and through which the contracts are distributed.

Fixed Annuity Payments -- Payments made pursuant to an annuity option which do not fluctuate in amount.

Formerly Eligible Funds -- Mutual funds, shares of which were purchased for the variable account prior to September 25, 1981.

Net Investment Factor -- An index applied to measure the investment performance of a subaccount from one valuation period to the next.

Net Purchase Payment -- A purchase payment less any applicable charges, such as the initial administrative charge and any premium taxes.

Purchase Payment -- An amount you pay to PFL or on your behalf as consideration for the benefits provided by the contract.

Subaccount -- A segregated account within the variable account which invests in a portfolio of an eligible fund.

Valuation Period -- The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made as of the close of trading on the New York Stock Exchange on each day that the Exchange is open for trading.

Variable Account -- Fidelity Variable Annuity Account, a separate account established by PFL and registered as a unit investment trust under the Investment Company Act of 1940 to which net purchase payments under the contracts are allocated.

Variable Annuity -- An annuity with variable annuity payments that vary as to dollar amount in relation to the investment performance of specified subaccounts within the variable account.

Variable Annuity Payments -- Payments made pursuant to an annuity option which fluctuate based on the investment performance of selected subaccounts.

                      STATEMENT OF ADDITIONAL INFORMATION

                             FIDELITY INCOME PLUS

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT

                  STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                  Offered by

                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information supplements the information found in the current Prospectus for the Individual Variable Annuity Contracts ("Contract") offered by PFL Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1999, without charge by calling Fidelity Investments; for Sales information call toll free 800-544-2442; for Service and Account information call toll free 800-634-4672. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


Dated:  May 1, 1999

                               TABLE OF CONTENTS

                                                                                                    Page
                                                                                                    ----
PFL LIFE INSURANCE COMPANY.......................................................................
THE CONTRACTS....................................................................................
  Reallocation of Contract Values After the Annuity Commencement Date............................
  Accumulation Units.............................................................................
  Reinvestment of Fund Distributions.............................................................
CONTRACT CHARGES ................................................................................
  Administrative Charge..........................................................................
  Charges for Mortality Risk.....................................................................
BENEFITS UNDER THE CONTRACT......................................................................
  Death Benefit..................................................................................
  IRS Required Distribution......................................................................
ANNUITY PAYMENTS.................................................................................
  Annuity Unit Value.............................................................................
  Annuity Payment Rates..........................................................................
  Performance....................................................................................
  Total Return...................................................................................
  Yields.........................................................................................
FEDERAL TAX MATTERS..............................................................................
  Tax Treatment of PFL...........................................................................
  Diversification Requirements...................................................................
  Owner Control..................................................................................
  Distribution Requirements......................................................................
DISTRIBUTION OF THE CONTRACTS....................................................................
CUSTODY OF ASSETS................................................................................
STATE REGULATION.................................................................................
RECORDS AND REPORTS..............................................................................
INDEPENDENT AUDITORS.............................................................................
OTHER INFORMATION................................................................................
FINANCIAL STATEMENTS.............................................................................

                          PFL LIFE INSURANCE COMPANY

PFL Life Insurance Company ("PFL") is a stock life insurance company incorporated under the laws of the State of Iowa on April 19, 1961 under the name "NN Investors Life Insurance Company, Inc." On January 1, 1991, the name was changed from NN Investors Life Insurance Company, Inc. to PFL Life Insurance Company. All of its products, including life insurance, annuities, and accident and health insurance, have been approved by the various states where offered.


All of the stock of PFL is indirectly owned by AEGON USA, Inc., an insurance holding company, which is a wholly-owned indirect subsidiary of AEGON, N.V., a holding company organized under the laws of The Netherlands and engaged, through subsidiaries and associated companies, mainly in the insurance and financial services industries.

                                 THE CONTRACTS

REALLOCATION OF CONTRACT VALUES AFTER THE ANNUITY COMMENCEMENT DATE

After the Annuity Commencement Date, the Contract Owner may reallocate the value of a designated number of Annuity Units of a Subaccount, then credited to a Contract, into an equal value of Annuity Units of one or more other Subaccounts. The reallocation shall be based on the relative value of the Annuity Units of the Subaccounts at the end of the Valuation Date on the next payment date. The request must be in writing to our Administrative and Service Office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of Contract Value may be made in any given calendar year.

ACCUMULATION UNITS

Upon allocation to the selected Subaccount, Net Purchase Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Purchase Payment is received at the Administrative and Service Office or, in the case of the initial Purchase Payment, when the Contract application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 at the inception of each Subaccount. Thereafter, the value of Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.


An index (the "Net Investment Factor") which measures the investment performance of a Subaccount during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Contract Owner bears this investment risk. The Net Investment Performance of a Subaccount and deduction of certain charges affect the Accumulation Unit Value.

The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result. For purposes of this calculation:

  (a) is the net result of:

     (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

     (3) a per share credit or charge for any taxes determined by PFL to have resulted from the investment operations of the Subaccount and for which it has created a reserve;

  (b) is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period.

  (c) is the charge for mortality risk during the Valuation Period equal on an annual basis to 0.8% of the daily net asset value of the Subaccount.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR


Net Investment Factor = A + B - C - E
                        -------------
                             D

Where:  A = The Net Asset Value of an Underlying Fund share as of the end of the current Valuation Period.
            Assume......................................................= $11.57

        B = The per share amount of any dividend or capital gains
            distribution since the end of the immediately preceding Valuation Period.
            Assume...........................................................= 0

        C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume...........................................................= 0

        D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume......................................................= $11.40

        E = The daily deduction for mortality risk, which totals 0.8% on an annual basis.
            On a daily basis........................................= 0.00002183


Then, the Net Investment Factor = 11.57 + 0 - 0 - 0.00002183 = 1.01489045
                                  -------------
                                       11.40

       FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE


Accumulation Unit Value = A * B

Where:  A =  The Accumulation Unit Value for the immediately preceding Valuation
             Period.
             Assume..................................................= $1.347125

        B =  The Net Investment Factor for the current Valuation Period.
             Assume.................................................= 1.01489045


Then, the Accumulation Unit Value = $1.347125 * 1.01489045 = $1.367184

* = multiplication

REINVESTMENT OF FUND DISTRIBUTIONS

The Funds and the Formerly Eligible Funds have as a policy the current distribution of income and capital gains. However, under the Contracts, there is an automatic reinvestment of such distributions in the Funds.

                               CONTRACT CHARGES

ADMINISTRATIVE CHARGE

PFL performs the administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

CHARGES FOR MORTALITY RISK

A mortality risk charge equal to an annual charge of 0.8% of the daily net asset value of the Variable Account is deducted daily.

                          BENEFITS UNDER THE CONTRACT

DEATH BENEFIT

During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contract Owner may elect to have the Contract Value applied under any one of the Annuity Options. If no election of a method of settlement of the death benefit by the Contract Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the Contract Value applied under one of the Annuity Options subject to the distribution after death rules described below in the case of Contracts issued after January 18, 1985; or (c) continue the Contract as the new Contract Owner/Annuitant if the contract was issued after January 18, 1985, and the Beneficiary was the surviving spouse of the Annuitant at the time of death. If settlement of the death benefit under an Annuity Option is elected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety (90) days after receipt by PFL of notification of the death of the Annuitant. Either election described above may be made by filing with PFL a written election in such form as PFL may require. Any election of a method of settlement of the death benefit by the Contract Owner will become effective on the date it is received by PFL at its Administrative and Service Office. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by PFL at its Administrative and Service Office: and (b) the date notification of death and due proof of the death of the Annuitant is received by PFL. If an election by the Beneficiary is not received by PFL within ninety (90) days following the date notification of the death of the Annuitant is received by PFL at its Administrative and Service Office, the Beneficiary will be deemed to have elected a cash payment as of the last day of the ninety (90) day period.

If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date the election is deemed to become effective. If the death benefit is to be paid to the Contract Owner or the Contract Owner's estate, payment will be made within seven (7) days of the date Due Proof of Death is received by PFL. Payment will be made in accordance with any applicable laws and regulations governing payment of death benefits. Notwithstanding the foregoing, PFL may be permitted to defer such payment in accordance with the Investment Company Act of 1940.

The taxable portion of a lump sum payment of the death benefit is subject to tax at ordinary income rates. If the Beneficiary elects to receive the death benefit under an Annuity Option within sixty (60) days after the death benefit becomes payable in a lump sum, the Beneficiary will recognize such ordinary income as payments are received. However, if the election is not made within sixty (60) days after the lump sum first became payable, the entire death benefit will be subject to tax in the current tax year, irrespective of whether the death benefit is actually received as a lump sum or as a series of payments under an Annuity Option elected.

IRS REQUIRED DISTRIBUTION

If the Contract Owner or any Joint Contract Owner of the Contract dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contracts qualify as annuities under the Internal Revenue Code.

For Contracts issued after January 18, 1985, if the death occurs on or after the Annuity Commencement Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Commencement Date, the Contract Value generally must be paid out to the beneficiary within five years after the death. However, if an Annuity Option is elected by the beneficiary, the Contract Value may be distributed as an annuity over the lifetime of the beneficiary, as long as the distribution does not extend beyond the life expectancy of the beneficiary and the distribution begins within one year after the Contract Owner's (or Joint Contract Owner's) death. If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. For Contracts issued before January 19, 1985, the Contract Value will be paid out in accordance with the Annuity Option elected by the beneficiary.

                                ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the assumed interest rate, which is selected by the Annuitant upon the Annuity Commencement Date. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the assumed rate.

The Annuity Unit Value of each Subaccount is arbitrarily established at $1.00 for the first Valuation Period of the particular Subaccount. The Annuity Unit Value for the particular Subaccount for any Valuation Period is determined by multiplying the Annuity Unit Value for the particular Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the particular Subaccount for the current Valuation Period, and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the annuity payment rate found in the Contract.

ANNUITY PAYMENT RATES

The Contract contains Annuity Payment Rates for each Annuity Option described in the Prospectus. The rates show, for each $1,000 applied, the dollar amount of the first monthly Variable Annuity Payment when this payment is based on the minimum guaranteed interest rate of 3.5% per year. The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

The Annuity Payment Rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Contract also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE


Annuity Unit Value = A * B * C

Where:  A = Annuity Unit Value for the immediately preceding Valuation Period.
            Assume...................................................= $1.097696

       B = Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated.
            Assume................................................... = 1.005200

       C =  A factor to neutralize the assumed interest rate of 3.5% built into the Annuity Tables used. Daily factor equals............. = 0.999906

Then, the Annuity Unit Value is: $1.097696 * 1.005200 * 0.999906 =
$1.103300

              FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                    FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment =      A    * B
                                            -------
                                            $ 1,000

Where: A =  The Annuity Purchase Value as of the Annuity Commencement Date.
            Assume................................................... $15,000.00

       B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Contract.
            Assume...................................................... = $6.10

Then, the first Monthly Variable Annuity Payment = $15,000 * $6.10 = $91.50
                                                   -------
                                                   $ 1,000

        FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY
          UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT


Number of Annuity Units = A
                          -
                          B

Where: A = The dollar amount of the first monthly Variable Annuity Payment.
           Assume...................................................... = $91.50

       B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due. Assume........................... = $1.103300

Then, the number of Annuity Units =  $   91.50 = 82.933019
                                     ---------
                                     $1.103300

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's Composite Index of 500 Stocks ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The table below provides performance results for each Subaccount through 12/31/98. The performance information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

The following Table shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, three years, five years, and from the date that the Portfolios began operations, assuming that the Contract was surrendered December 31, 1998. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The average annual total returns shown in the following Table are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the mortality charge (.80% on an annual basis) and the administrative charge.

           Average Annual Total Return for Period Ending on 12/31/98

                                                                            SUBACCOUNT
                               1 YEAR     3 YEAR     5 YEAR      LIFE     INCEPTION DATE
                              ---------  ---------  ---------  ---------  ---------------
VIP Money Market*                                                                03/31/82
VIP HIGH INCOME                                                                  09/11/85
VIP EQUITY INCOME                                                                10/08/86
VIP GROWTH                                                                       10/08/86
VIP OVERSEAS                                                                     01/27/87
VIP II INVESTMENT GRADE BOND                                                     06/05/89
VIP II ASSET MANAGER                                                             05/29/90
VIP II INDEX 500                                                                 09/01/95
VIP II ASSET MANAGER GROWTH                                                      09/05/95
VIP II CONTRAFUND                                                                09/01/95
VIP III BALANCED                                                                 05/01/97
VIP III GROWTH OPPORTUNITIES                                                     05/01/97
VIP III GROWTH & INCOME                                                          05/01/97

* There can be no assurance that the VIP Money Market portfolio will maintain a stable $1.00 share price. None of the portfolios are insured or guaranteed by the U.S. Government.


** Figure is for 10 years.

Total returns are historical and include change in unit price and the automatic reinvestment of dividends and capital gains. Principal, investment returns (except VIP Money Market Portfolio) and yields will fluctuate and there is no guarantee you will receive back your original principal. Average Annual Total Returns and Yield include all insurance contract charges: 0.8% annuity mortality risk charge and $35 annual administrative charge.

In these examples, the $35 Annual Service Charge is reflected as a charge of ______% based on an average Policy Value of $_______.

YIELDS

Yields quoted in advertising for the VIP Money Market Subaccount reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Current yield for the VIP Money Market Subaccount reflects the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, (exclusive of capital changes and income other than investment income), in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the administrative charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the VIP Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1)] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7-day period ending on 12/31/98 the VIP Money Market Subaccount had a current yield of _____% and an effective yield of _____%.

                              FEDERAL TAX MATTERS

TAX TREATMENT OF PFL

PFL is taxed as a life insurance company under Subchapter L of the Code. Since the Variable Account is not an entity separate from PFL and its operations form a part of PFL, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and are taken into account in determining Contract Values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, PFL believes that Variable Account investment income and realized net capital gains should not be taxed, to the extent that such income and gains are retained as part of the reserves under the Contracts.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides in substance that the contract will not be treated as an annuity for tax purposes unless the investments made by the segregated account are "adequately diversified" in accordance with regulations prescribed by the Treasury. If the segregated account is not "adequately diversified," any increase in the value of a variable annuity contract will be taxed to the contract owner currently.

The Variable Account, through the Funds, intends to comply with the diversification requirements under Section 817(h) as prescribed by the Treasury. Although PFL does not control the Funds, it believes that FMR, as the manager of the investments of each of the Funds' Portfolios, will comply with the diversification rules set forth in the Regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. The IRS has stated in published ruling that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Contract Owner has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the Contract Owner being treated as the owner of the assets of the Variable Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of assets of Variable Account.

DISTRIBUTION REQUIREMENTS

The Code also requires that the Contracts contain specific provisions for distribution of Contract proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that the Contracts provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract must generally be distributed within 5 years after such Owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. However, if such Owner's death occurs prior to the Annuity Commencement Date, such Owner's surviving spouse is named the beneficiary, then the Contract may be continued with the surviving spouse as the new Owner. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the death of the Owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements.

                         DISTRIBUTION OF THE CONTRACTS

The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and PFL does not anticipate discontinuing the offering of the Contracts. However, PFL reserves the right to discontinue the offering of the Contracts.

The Contracts will be distributed through Fidelity Brokerage Services, Inc., the principal underwriter of the Contracts, and Fidelity Insurance Agency, Inc., which are affiliated with FMR. During 1998, the amount paid to Fidelity Insurance Agency, Inc. for its services as a general insurance agency was $__________. Amounts paid for these services in 1997 and 1996 were $4,476,712 and $4,136,279, respectively.

                               CUSTODY OF ASSETS

The assets of each of the Subaccounts are held by PFL. The assets of the Variable Account and each of the Subaccounts thereunder are kept physically segregated and held separate and apart from the general account assets of PFL. PFL maintains records of all purchases and redemptions of shares of the Fund held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by PFL's fidelity bond presently in the amount of $5 million covering the acts of officers and employees of PFL.

                               STATE REGULATION

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division of Insurance may certify the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the Variable Account will be maintained by PFL. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, PFL will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. PFL will also mail to Contract Owners confirmation of each financial transaction and semi-annual Account Statements reflecting the Contract Value of a particular Contract.

                             INDEPENDENT AUDITORS

The financial statements of PFL Life Insurance Company at December 31, 1998 and 1997, and for each of three years in the period ended December 31, 1998, and the financial statements of The Fidelity Variable Annuity Account at December 31, 1998 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

A Registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of the documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The values of the interest of Contract Owners in the Variable Account will be affected solely by the investment results of the selected Subaccount(s). The financial statements of PFL as contained herein should be considered only as bearing upon PFL's ability to meet its obligations to Contract Owners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                     PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

     a) All required financial statements are included in Part B of this Registration Statement.

     b)     Exhibits:
                 (1) Resolution of the Board of Directors of PFL Life Insurance Company establishing the Fidelity Variable Annuity Account. Note 1.

                 (2)   Not applicable.

                 (3)   (i)   Distribution Agreement between Fidelity
                             Distributiors Corporation (Underwriter) and
                             PFL Life Insurance Company (Depositor). Note 2.

                       (ii)  Specimen selling group agreement.  Note 3.


                 (4)   Form for the Fidelity Variable Annuity Account Contract.
                       Note 6 .

                 (5) Application for the Fidelity Variable Annuity Account Contract. Note 1.

                 (6)   (i)  Articles of Incoproration of PFL Life Insurance
                            Company. Note 6.

                 (7)   Not applicable

                 (8)   (i)  Administrative Service Agreement.  Note 5.

                       (ii) Amendment and Assignment of Administrative Services
                            Agreement.  Note 6.

                      (iii) Second Amendment to Administrative Service
                            Agreement. Note 7.

                      (iv) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributions Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 10.

                       (v) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc.

                      (vi) Participation Agreement between Variable Insurance Products Funds I and II, Fidelity Distributors Corporation and PFL Life Insurance Company, and Addendums thereto. Note 11.

                     (vii) Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distribution Corporation and PFL Life Insurance Company. Note 11.

                 (9)   (i)  Opinion of counsel as to the legality of the
                            securities being registered. Note 1.

                       (ii) Consent of counsel to use its opinion.  Note 1.

                       (10)(i)  Consent of Independent Auditors.  Note 12.

                       (10)(ii) Opinion and Consent of Actuary. Note 11.

                       (11)     Not applicable.

                       (12)     Not applicable.

                       (13)     Not applicable.


                       (14) Powers of Attorney (P.S. Baird, W.L. Busler, P.E. Falconio, D.C. Kolsrud, R.J. Kontz) (Note
                                8). (Craig D. Vermie) Note 9. (Brenda K.
                                Clancy) Note 10.


             Note 1 Filed with Post-Effective Amendment No. 8 to Form N-4, File No. 2-65365 filed on March 2, 1987.

             Note 2 Incorporated by reference to Exhibit 3(a) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 3 Incorporated by reference to Exhibit 3(b) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 4 Filed with Post-Effective Amendment No. 9, Registration No. 2-65365, Exhibit 4 to Form N-4, filed on April 27, 1987.

             Note 5 Filed with Pre-Effective Amendment No. 4 to Form S-6, File No. 2-65365 filed on August 14, 1980.

             Note 6 Filed with Post-Effective Amendment No. 1 to Form N-4, Registration No. 33-37498, filed March 29, 1991.

             Note 7 Filed with Post-Effective Amendment No. 2 to Form N-4, Registration No. 33-37498, filed April 29, 1992.


             Note 8 Filed with Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-37478, filed April 24, 1995.

             Note 9 Filed with Post-Effective Amendment No. 6 to Form N-4, Registration No. 33-37478, filed April 19, 1996.

             Note 10 Filed with Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-37498 on April 29, 1997.

             Note 11 Filed with Post Effective Amendment No. 8 to Form N-4, Registration No. 33-37498 on April 29, 1998.

             Note 12   To be filed by future Amendment.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR
            ---------------------------------------

                                           Principal Positions
Name and                                   and Offices with
Business Address                           Depositor
----------------                           ---------


Craig D. Vermie                            Director, Vice President,
1111 North Charles Street                  Secretary and Corporate
Baltimore, MD 21201                        Counsel

William L. Busler                          Director, Chairman of the
4333 Edgewood Road N.E.                    Board and President
Cedar Rapids, IA 52499

Patrick E. Falconio                        Director, Senior Vice
4333 Edgewood Road N.E.                    President and Chief
Cedar Rapids, IA 52499                     Investment Officer

Robert J. Kontz                            Vice President and
4333 Edgewood Road N.E.                    Controller
Cedar Rapids, IA 52499

Brenda K. Clancy                          Vice President and
4333 Edgewood Road N.E.                   Treasurer and Chief Financial Officer
Cedar Rapids, IA 52499

Patrick S. Baird                          Director, Senior Vice President
4333 Edgewood Road N.E.                   and Chief Operating
Cedar Rapids, IA 52499                    Officer

Douglas C. Kolsrud                        Director, Vice President
4333 Edgewood Road N.E.                   and Corporate Actuary
Cedar Rapids, IA 52499


ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH THE DEPOSITOR OR REGISTRANT
            --------------------------------

                                          Jurisdication of                 Percent of Voting
Name                                        Incorporation                  Securities Owned                     Business
---------------------------------  -------------------------------  -------------------------------  -------------------------------
AEGON N.V.                         Netherlands                      53.63% of Vereniging             Holding company
                                   Corporation                      AEGON Netherlands
                                                                    Membership Association

Groninger Financieringen B.V.      Netherlands                      100% of AEGON N.V.               Holding company
                                   Corporation                      Netherlands Corporation

AEGON Netherland N.V.              Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

AEGON Nevak Holding B.V.           Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

AEGON International N.V.           Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

Voting Trust                       Delaware                                                          Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                 Delaware                         100% of Voting Trust             Holding company
Corporation

Short Hills Management             New Jersey                       100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

CORPA Reinsurance                  New York                         100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

AEGON Management                   Indiana                          100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

RCC North America Inc.             Delaware                         100% of AEGON U.S.               Holding company
                                                                                                     Holding Corporation

AEGON USA, Inc.                    Iowa                             100% AEGON U.S.                  Holding company
                                                                                                     Holding Corporation

AUSA Holding Company               Maryland                         100% AEGON USA, Inc.             Holding company

Monumental General Insurance       Maryland                         100% AUSA Holding Co.            Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.   Kansas                           100% Monumental General          Sale/admin. of travel
Insurance Group, Inc.              insurance

Monumental General                 Maryland                         100% Monumental General          Provides management srvcs.
Administrators, Inc.                                                Insurance Group, Inc.            to unaffiliated third party
                                                                                                     administrator

Executive Management and           Maryland                         100% Monumental General          Provides actuarial consulting
Consultant Services, Inc.                                           Administrators, Inc.             services

Monumental General Mass            Maryland                         100% Monumental General          Marketing arm for sale of
Marketing, Inc.                                                     Insurance Group, Inc.            mass marketed insurance
                                                                                                     coverages

Diversified Investment             Delaware                         100% AUSA Holding Co.            Registered investment advisor
Advisors, Inc.

Diversified Investors Securities   Delaware                         100% Diversified Investment      Broker-Dealer
Corp.                                                                                                Advsiors, Inc.

AEGON USA Securities, Inc.         Iowa                             100% AUSA Holding Co.            Broker-Dealer

Supplemental Ins. Division, Inc.   Tennessee                        100% AUSA Holding Co.            Insurance

Creditor Resources, Inc.           Michigan                         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources             Canada                           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment               Iowa                             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                   Iowa                             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                                       administrative and real
                                                                                                     estate investment services

Quantra Corporation                Delaware                         100% AEGON USA Realty            Real estate and financial
Advisors, Inc.                                                                                       software production and sales

Quantra Software Corporation       Delaware                         100% Quantra Corporation         Manufacture and sell
                                                                                                     mortgage loan and security
                                                                                                     management software

Landauer Realty Advisors, Inc.     Iowa                             100% AEGON USA Realty            Real estate counseling
                                                                                                     Advisors, Inc.

Landauer Associates, Inc.          Delaware                         100% AEGON USA Realty            Real estate counseling
                                                                                                     Advisors, Inc.

Realty Information Systems, Inc.   Iowa                             100% AEGON USA Realty            Information Systems for
                                                                    Advisors, Inc.                   real estate investment
                                                                                                     management

AEGON USA Realty                   Iowa                             100% AEGON USA                   Real estate management
Management, Inc                                                     Realty Advisors, Inc.


USP Real Estate Investment Trust   Iowa                             21.89% First AUSA Life Ins. Co.  Real estate investment trust
                                                                    13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.





RCC Properties Limited             Iowa                             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                                         Inc. is General Partner and 5%
                                                                    owner.

AUSA Financial Markets, Inc.       Iowa                             100% AUSA Holding Co.            Marketing

Endeavor Investment Advisors       California                       49.9% AUSA Financial             General Partnership
                                                                    Markets, Inc.

Universal Benefits Corporation     Iowa                             100% AUSA Holding Co.            Third party administrator

Investors Warranty of              Iowa                             100% AUSA Holding Co.            Provider of automobile
America, Inc.                                                                                        extended maintenance
                                                                                                     contracts

Massachusetts Fidelity Trust Co.   Iowa                             100% AUSA Holding Co.            Trust company

Money Services, Inc.               Delaware                         100% AUSA Holding Co.            Provides financial counseling
                                                                                                     for employees and agents of
                                                                                                     affiliated companies

Zahorik Company, Inc.              California                       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                          Alabama                          100% Zahorik Company, Inc.       Insurance agency

AEGON Asset Management             Delaware                         100% AUSA Holding Co.            Registered investment advisor
Services, Inc.

Intersecurities, Inc.              Delaware                         100% AUSA Holding Co.            Broker-Dealer

ISI Insurance Agency, Inc.         California                       100% Western Reserve Life        Insurance agency
                                                                    Assurance Co. of Ohio
ISI Insurance Agency               Ohio                             100% ISI Insurance Agency, Inc.  Insurance agency
of Ohio, Inc.

ISI Insurance Agency               Texas                            100% ISI Insurance Agency, Inc.  Insurance agency
of Texas, Inc.

ISI Insurance Agency               Massachusetts                    100% ISI Insurance Agency Inc.   Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial       Michigan                         100% Intersecurities, Inc.       Holding co./management
Group, Inc.                                                                                          services

Mariner Financial Services, Inc.   Michigan                         100% Associated Mariner          Broker/Dealer
                                                                    Financial Group, Inc.

Mariner Planning Corporation       Michigan                         100% Mariner Financial           Financial planning
                                                                    Services, Inc.

Associated Mariner Agency, Inc.    Michigan                         100% Associated Mariner          Insurance agency
                                                                    Financial Group, Inc.

Associated Mariner Agency          Hawaii                           100% Associated Mariner          Insurance agency
of Hawaii, Inc.                                                     Agency, Inc.

Associated Mariner Ins. Agency     Massachusetts                    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                                              Agency, Inc.

Associated Mariner Agency          Ohio                             100% Associated Mariner          Insurance agency
Ohio, Inc.                                                          Agency, Inc.

Associated Mariner Agency          Texas                            100% Associated Mariner          Insurance agency
Texas, Inc.                                                         Agency, Inc.

Associated Mariner Agency          New Mexico                       100% Associated Mariner          Insurance agency
New Mexico, Inc.                                                    Agency, Inc.

Mariner Mortgage Corp.             Michigan                         100% Associated Mariner          Mortgage origination
                                                                    Financial Group, Inc.

Idex Investor Services, Inc.       Florida                          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.              Delaware                         50% AUSA Holding Co.             Investment advisor
                                                                    50% Janus Capital Corp.

IDEX II Series Fund                Massachusetts                    Various                          Mutual fund

IDEX Fund                          Massachusetts                    Various                          Mutual fund

IDEX Fund 3                        Massachusetts                    Various                          Mutual fund

First AUSA Life Insurance          Maryland                         100% AEGON USA, Inc.             Insurance holding company
Company

AUSA Life Insurance                New York                         100% First AUSA Life             Insurance
Company, Inc.                                                       Insurance Company

Life Investors Insurance           Iowa                             100% First AUSA Life Ins. Co.    Insurance
Company of America

Life Investors                     Delaware                         100% LIICA                       Purchase, own, and
Alliance, LLC                                                                                        hold the equity
                                                                                                     interest of other
                                                                                                     entities

Bankers United Life                Iowa                             100% Life Investors Ins.         Insurance
Assurance Company                                                   Company of America

Life Investors Agency              Iowa                             100% Life Investors Ins.         Marketing
Group, Inc.                                                         Company of America

PFL Life Insurance Company         Iowa                             100% First AUSA Life Ins. Co.    Insurance

AEGON Financial Services           Minnesota                        100% PFL Life Insurance Co.      Marketing
Group, Inc.

AEGON Assignment Corporation       Kentucky                         100% AEGON Financial             Administrator of structured
of Kentucky                                                         Services Group, Inc.             settlements

AEGON Assignment                   Illinois                         100% AEGON Financial             Administrator of structured
Corporation                                                         Services Group, Inc.             settlements

Southwest Equity Life Ins. Co.     Arizona                          100% of Common Voting Stock      Insurance
                                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.   Arizona                          100% of Common Voting Stock      Insurance
                                                                    First AUSA Life Ins. Co.

Western Reserve Life Assurance     Ohio                             100% First AUSA Life Ins. Co.    Insurance
Co. of Ohio

WRL Series Fund, Inc.              Maryland                         Various                          Mutual fund

WRL Investment Services, Inc.      Florida                          100% Western Reserve Life        Provides administration for
                                                                    Assurance Co. of Ohio            affiliated mutual fund

WRL Investment                     Florida                          100% Western Reserve Life        Registered investment advisor
Management, Inc.                                                    Assurance Co. of Ohio

AEGON Equity                       Florida                          100% Western Reserve Life        Insurance Agency
Group, Inc.                                                         Assurance Co. of Ohio

Monumental Life Insurance Co.      Maryland                         100% First AUSA Life Ins. Co.    Insurance

AEGON Special Markets              Maryland                         100% Monumental Life Ins. Co.    Marketing
Group, Inc.

Monumental General Casualty Co.    Maryland                         100% First AUSA Life Ins. Co.    Insurance

United Financial Services, Inc.    Maryland                         100% First AUSA Life Ins. Co.    General agency

Bankers Financial Life Ins. Co.    Arizona                          100% First AUSA Life Ins. Co.    Insurance

The Whitestone Corporation         Maryland                         100% First AUSA Life Ins. Co.    Insurance agency

Cadet Holding Corp.                Iowa                             100% First AUSA Life             Holding company
                                                                    Insurance Company

Commonwealth General               Delaware                         100% AEGON USA                   Holding company
Corporation ("CGC")

PB Series Trust                    Massachusetts                    N/A                              Mutual fund

Monumental Agency Group, Inc.      Kentucky                         100%  CGC                        Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                Delaware                         100% CGC                         TPA for Peoples Security Life
                                                                                                     Insurance Company

Durco Agency, Inc.                 Virginia                         100% Benefit Plans, Inc.         General agent

Commonwealth General.              Kentucky                         100% CGC                         Administrator of structured
Assignment Corporation                                                                               settlements




AFSG  Securities Corporation       Pennsylvania                     100% CGC                         Broker-Dealer

PB Investment Advisors, Inc.       Delaware                         100% CGC                         Registered investment advisor

Diversified Financial Products     Delaware                         100% CGC                         Provider of investment,
 Inc.                                                                                                marketing and admin.
                                                                                                     services to ins. cos.

AEGON USA Real Estate              Delaware                         100% Diversified Financial       Real estate and mortgage
Services, Inc.                                                      Products Inc.                    holding company

Capital Real Estate                Delaware                         100% CGC                         Furniture and equiment lessor
Development Corporation

Capital General Development        Delaware                         100% CGC                         Holding company
Corporation













Ammest Realty Corporation          Texas                            100% Peoples Security Life       Special purpose subsidiary
                                                                    Insurance Company













JMH Operating Company, Inc.        Mississippi                      100% Peoples Security Life       Real estate holdings
                                                                    Insurance Company




Independence Automobile            Florida                          100% Capital Security            Automobile Club
Association, Inc.                                                   Life Insurance Company

Independence Automobile            Georgia                          100% Capital Security            Automobile Club
Club, Inc.                                                          Life Insurance Company

Capital 200 Block Corporation      Delaware                         100% CGC                         Real estate holdings

Capital Broadway Corporation       Kentucky                         100% CGC                         Real estate holdings

Southlife, Inc.                    Tennessee                        100% CGC                         Investment subsidiary

Ampac Insurance Agency, Inc.       Pennsylvania                     100% CGC                         Provider of management
(EIN 23-1720755)                                                                                     support services

National Home Life Corporation     Pennsylvania                     100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.


Compass Rose Development           Pennsylvania                     100% Ampac Insurance             Special-purpose subsidiary
Corporation                                                         Agency, Inc.

Frazer Association                 Illinois                         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                                   Agency, Inc.

Valley Forge Associates, Inc.      Pennsylvania                     100% Ampac Insurance             Furniture & equipment lessor
                                                                    Agency, Inc.

Veterans Benefits Plans, Inc.      Pennsylvania                     100% Ampac Insurance             Administator of group
                                                                    Agency, Inc.                     insurance programs

Veterans Insurance Services, Inc.  Delaware                         100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.

Financial Planning Services, Inc.  Dist. Columbia                   100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.




Academy Insurance Group, Inc.      Delaware                         100% CGC                         Holding company


Academy Life Insurance Co.         Missouri                         100% Academy Insurance           Insurance company
                                                                    Group, Inc.

Pension Life Insurance             New Jersey                       100% Academy Insurance           Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.             Delaware                         100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.      Kansas                           100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.      California                       100% Academy Insurance           General agent
                                                                    Group, Inc.

Ammest Massachusetts               Massachusetts                    100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ampac,  Inc.                       Texas                            100% Academy Insurance           Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.       Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.

Data/Mark Services, Inc.           Delaware                         100% Academy Insurance           Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.        Delaware                         100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.     Massachusetts                    100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.          Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.              Georgia                          100% Academy Insurance           Automobile club
                                                                    Group, Inc.

NCOAA Management Company           Texas                            100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative              Pennsylvania                     100% Academy Insurance           Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative              Germany                          100% Unicom Administrative       Provider of admin. servcies
Services, GmbH                                                      Services, Inc.




Providian Fire Insurance Co.       Kentucky                         100% Providian Property          Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.              Delaware                         79.2% Commonwealth Life          Holding Company
                                                                    Insurance Company
                                                                    19.8% Peoples Security Life
                                                                    Insurance Company
                                                                    1% CGC

Commonwealth General LLC           Turks &                          100% CGC                         Special-purpose subsidiary
                                   Caicos Islands

Peoples Benefit Life               Missouri                         3.7% CGC                         Insurance company
Insurance Company                                                   20% Capital Liberty, L.P.
                                                                    76.3% Monumental Life
                                                                    Ins. Co.

Veterans Life Insurance Co.        Illinois                         100% Peoples Benefit Life        Insurance company
                                                                    Insurance Company

Peoples Benefit Services, Inc.     Pennsylvania                     100% Veterans Life Ins. Co.      Special-purpose subsidiary





2/11/98

ITEM 27.      NUMBER OF CONTRACTOWNERS
              ------------------------

              The number of Contractowners of Registrant as of December 31, 1998, was 7,080.


ITEM 28.      INDEMNIFICATION
              ---------------

              The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                              --------
              indemnification in certain situations, mandatory indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS
              ----------------------

     (a) Fidelity Brokerage Services, Inc. and its affiliate, Fidelity Insurance Agency, Inc. act as distributor of the contracts. Fidelity Brokerage Services, Inc. acts as distributor for other variable annuity and variable life contracts registered by separate accounts of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company.

              (b)



              Name and Principal             Positions and Offices
              Business Address*              With Underwriter
              ---------------------------------------------------
              Roger T. Servison              Director

              Rodney R. Rohda                Director

              Robert P. Mazzarella           Director and President

              J. Peter Benzie                Executive Vice President

              Edward L. McCartney            Executive Vice President

              Thomas G. McNichols            Vice President

              Bruce MacAlpine                Vice President

              Kenneth Klipper                Vice President and Chief
                                             Financial Officer

              Lawerence G. Smith             Vice President

              Jeffrey R. Larsen              Legal Counsel and Clerk

              Jay Freedman                   Assistant Clerk

              Kenneth Klipper                Treasurer

              Gary Greenstein                Assistant Treasurer

              Linda Capps Holland            Compliance Officer

              Richard Blades                 Compliance Registered Options
                                             Principal

              *82 Devonshire Street, Boston, MA 02109.


              (c) Commission and other compensation received by principal underwriter.

                   Fidelity Insurance Agency, Inc. receives insurance commissions for its services as an insurance general agent in distributing the Contracts. Fidelity Insurance Agency, Inc. is an affiliate of the principal underwriter of the Contracts, Fidelity Brokerage Services, Inc., a registered broker-dealer. Fidelity Insurance Agency, Inc. received $4,565,268 in commissions from the Registrant during the last fiscal year. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------


            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499.


ITEM 31.    MANAGEMENT SERVICES
            -------------------

            Not applicable.


ITEM 32.    UNDERTAKINGS
            ------------

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

            (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

            (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by PFL Life Insurance Company.


PARTC

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 9th day of February, 1999.


                                        FIDELITY VARIABLE
                                        ANNUITY ACCOUNT

                                        PFL LIFE INSURANCE COMPANY
                                        Depositor

                                        ___________________________________ *
                                        William L. Busler
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                                    Title                          Date
----------                                    -----                          ----
______________________________________ *      Director                       February ____, 1999
Patrick S. Baird

 /s/  Craig D. Vermie                         Director                       February 9, 1999
--------------------------------------
Craig D. Vermie

______________________________________ *      Director                       February ____, 1999
William L. Busler                             (Principal Executive Officer)

______________________________________ *      Director                       February ____, 1999
Patrick E. Falconio

______________________________________ *      Director                       February ____, 1999
Douglas C. Kolsrud

______________________________________ *      Vice President and             February ____, 1999
Robert J. Kontz                               Corporate Controller

______________________________________ *      Treasurer                      February ____, 1999
Brenda K. Clancy

* By: Craig D. Vermie, attorney in-fact.